Note 16 - Income Taxes - Components of Recognized Deferred Income Tax Assets (Liabilities) (Details) - CAD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Deferred tax assets	$ 750,000
Deferred tax expense (income) recognised in profit or loss	444,000	$ (2,718,000)
Deferred tax relating to items credited (charged) directly to equity	2,953,000	0
Deferred tax assets	4,039,000	750,000
Deferred tax liabilities	141,000
Deferred tax liabilities	33,000	141,000
Net deferred income tax assets	609,000	3,327,000
Net deferred income tax assets	4,006,000	609,000
Deferred income tax asset (note 16)	4,039,000	750,000
Deferred tax liabilities	(33,000)	(141,000)
Net deferred income tax assets	4,006,000	609,000
Allowance for credit losses [member]
Statement Line Items [Line Items]
Deferred tax assets	631,000	666,000
Deferred tax expense (income) recognised in profit or loss	1,208,000	(35,000)
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax assets	1,839,000	631,000
Deferred income tax asset (note 16)	1,839,000	631,000
Loss carryforwards [member]
Statement Line Items [Line Items]
Deferred tax assets	1,559,000	1,625,000
Deferred tax expense (income) recognised in profit or loss	288,000	(66,000)
Deferred tax relating to items credited (charged) directly to equity	705,000	0
Deferred tax assets	2,552,000	1,559,000
Deferred income tax asset (note 16)	2,552,000	1,559,000
Share issue and financing costs [member]
Statement Line Items [Line Items]
Deferred tax assets	17,000	446,000
Deferred tax expense (income) recognised in profit or loss	(896,000)	(429,000)
Deferred tax relating to items credited (charged) directly to equity	2,248,000	0
Deferred tax assets	1,369,000	17,000
Deferred income tax asset (note 16)	1,369,000	17,000
Deferred loan fees [member]
Statement Line Items [Line Items]
Deferred tax assets	699,000	818,000
Deferred tax expense (income) recognised in profit or loss	(199,000)	(119,000)
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax assets	500,000	699,000
Deferred income tax asset (note 16)	500,000	699,000
Property and equipment and right-of-use assets deferred tax assets [member]
Statement Line Items [Line Items]
Deferred tax assets	558,000	580,000
Deferred tax expense (income) recognised in profit or loss	49,000	(22,000)
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax assets	607,000	558,000
Deferred income tax asset (note 16)	607,000	558,000
Other Deferred Income Tax Assets [Member]
Statement Line Items [Line Items]
Deferred tax assets	45,000	1,790,000
Deferred tax expense (income) recognised in profit or loss	291,000	(1,745,000)
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax assets	336,000	45,000
Deferred income tax asset (note 16)	336,000	45,000
Deferred tax assets [member]
Statement Line Items [Line Items]
Deferred tax assets	3,509,000	5,925,000
Deferred tax expense (income) recognised in profit or loss	741,000	(2,416,000)
Deferred tax relating to items credited (charged) directly to equity	2,953,000
Deferred tax assets	7,203,000	3,509,000
Deferred income tax asset (note 16)	7,203,000	3,509,000
Intangible assets [member]
Statement Line Items [Line Items]
Deferred tax expense (income) recognised in profit or loss	(127,000)	(95,000)
Deferred tax relating to items credited (charged) directly to equity		0
Deferred tax liabilities	503,000	598,000
Deferred tax liabilities	376,000	503,000
Deferred tax liabilities	(376,000)	(503,000)
Deposit commissions [member]
Statement Line Items [Line Items]
Deferred tax expense (income) recognised in profit or loss	186,000	72,000
Deferred tax relating to items credited (charged) directly to equity		0
Deferred tax liabilities	1,895,000	1,823,000
Deferred tax liabilities	2,081,000	1,895,000
Deferred tax liabilities	(2,081,000)	(1,895,000)
Property and equipment deferred tax liabilities [member]
Statement Line Items [Line Items]
Deferred tax expense (income) recognised in profit or loss	277,000	(85,000)
Deferred tax relating to items credited (charged) directly to equity		0
Deferred tax liabilities	48,000	133,000
Deferred tax liabilities	325,000	48,000
Deferred tax liabilities	(325,000)	(48,000)
Other Deferred Income Tax Liabilities [Member]
Statement Line Items [Line Items]
Deferred tax expense (income) recognised in profit or loss	(39,000)	410,000
Deferred tax relating to items credited (charged) directly to equity		0
Deferred tax liabilities	454,000	44,000
Deferred tax liabilities	415,000	454,000
Deferred tax liabilities	(415,000)	(454,000)
Deferred tax liabilities [member]
Statement Line Items [Line Items]
Deferred tax expense (income) recognised in profit or loss	297,000	302,000
Deferred tax relating to items credited (charged) directly to equity		0
Deferred tax liabilities	2,900,000	2,598,000
Deferred tax liabilities	3,197,000	2,900,000
Deferred tax liabilities	$ (3,197,000)	$ (2,900,000)